Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent events
Subsequent events

25. Subsequent events

As of April 17, 2025, the Company repurchased an aggregate of 4,822,082 ADSs, representing 4,822,082 Class A ordinary shares, at an average price of US$ 2.7061 per ADS, for US$ 13,049,163 (RMB 95,249,755).